Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 478,737	$ 1,576,508
Prepaid expenses	62,691	161,609
Receivable from related party	1,400	1,952
Total current assets	542,828	1,740,069
Cash and marketable securities held in Trust Account	168,384,949	173,994,583
Other non-current assets		33,327
TOTAL ASSETS	168,927,777	175,767,979
Current liabilities
Accounts payable	86,528	142,613
Payable to related parties	15,709	16,649
Accrued liabilities	2,153,000
Notes payable to related party	300,000
Other current liabilities		180,696
Total liabilities	2,555,237	339,958
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 16,137,253 shares and 17,042,802 shares as of December 31, 2020 and 2019, respectively, at a redemption value of $10.00 per share	161,372,530	170,428,020
Stockholders’ equity
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock, par value of $0.0001 per share; 100,000,000 shares authorized; 5,527,866 shares and 5,202,198 shares as of December 31, 2020 and 2019, respectively, issued and outstanding	553	520
Additional paid-in capital	7,837,147	4,639,030
Retained earnings (accumulated deficit)	(2,837,690)	360,451
Total stockholders’ equity	5,000,010	5,000,001
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY	$ 168,927,777	$ 175,767,979